Risks Arising from Financial Instruments - Summary of Carrying Amount of Fixed Rate Interest-Bearing Financial Liabilities and Fair Value (Detail) - Fixed interest rate [member] - USD ($)
$ in Millions
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of interest bearing financial instruments [line items]
Carrying amount	$ (75,769)	$ (84,244)
Fair value	(73,008)	(103,590)
Canadian Dollar [member]
Disclosure of interest bearing financial instruments [line items]
Carrying amount	(515)	(549)
Fair value	(437)	(604)
Euro [member]
Disclosure of interest bearing financial instruments [line items]
Carrying amount	(19,655)	(20,856)
Fair value	(17,926)	(23,801)
Pound Sterling [member]
Disclosure of interest bearing financial instruments [line items]
Carrying amount	(2,148)	(3,539)
Fair value	(2,039)	(3,913)
US Dollar [member]
Disclosure of interest bearing financial instruments [line items]
Carrying amount	(52,993)	(58,912)
Fair value	(52,158)	(74,852)
Other currency [member]
Disclosure of interest bearing financial instruments [line items]
Carrying amount	(458)	(389)
Fair value	$ (448)	$ (420)